Taxes Payable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Taxes Payable
VAT Payable	$ 205,503	$ 199,982	$ 235,361
Others	61,944	63,512	52,981
Total	$ 267,447	$ 263,494	$ 288,342